SCHWAB STRATEGIC TRUST

(the Trust)

Schwab® Ultra-Short Income ETF

(the fund)

Supplement dated October 26, 2026, to the fund’s currently effective Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with these documents.

Effective October 26, 2026, all references to Jonathan Roman in the fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG132233-00 (10/26)

00329603